CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	January 31, 2021

SECURITY	SHARES	VALUE
COMMON STOCKS - 53.2%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Verizon Communications Inc.	5,490	$300,578

CONSUMER STAPLES - 2.4%
Beverages - 0.7%
PepsiCo Inc.	16,690	2,279,353

Household Products - 1.7%
Kimberly-Clark Corp.	17,130	2,262,873
Procter & Gamble Co.	23,950	3,070,630

Total Household Products		5,333,503

TOTAL CONSUMER STAPLES		7,612,856

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Williams Cos. Inc.	69,570	1,476,971

FINANCIALS - 10.5%
Banks - 2.5%
Bank of America Corp.	96,700	2,867,155
JPMorgan Chase & Co.	39,570	5,091,472

Total Banks		7,958,627

Capital Markets - 6.0%
Apollo Global Management Inc.	32,730	1,503,616
Blackstone Group Inc., Class A Shares	138,230	9,287,674
CME Group Inc.	8,330	1,513,894
Intercontinental Exchange Inc.	22,170	2,446,459
Trinity Capital Inc.	255,400	3,831,000

Total Capital Markets		18,582,643

Insurance - 0.7%
Chubb Ltd.	14,970	2,180,680

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
AGNC Investment Corp.	257,670	4,019,652

TOTAL FINANCIALS		32,741,602

HEALTH CARE - 5.2%
Biotechnology - 1.5%
AbbVie Inc.	24,390	2,499,487
Amgen Inc.	8,430	2,035,255

Total Biotechnology		4,534,742

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES	VALUE
Pharmaceuticals - 3.7%
Johnson & Johnson	15,760	$2,570,929
Merck & Co. Inc.	80,480	6,202,594
Pfizer Inc.	77,210	2,771,839

Total Pharmaceuticals		11,545,362

TOTAL HEALTH CARE		16,080,104

INDUSTRIALS - 6.5%
Aerospace & Defense - 3.1%
Lockheed Martin Corp.	18,650	6,001,943
Raytheon Technologies Corp.	51,980	3,468,625

Total Aerospace & Defense		9,470,568

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B Shares	9,720	1,506,600

Electrical Equipment - 0.5%
Emerson Electric Co.	19,250	1,527,488

Machinery - 2.4%
Otis Worldwide Corp.	40,470	2,616,385
Stanley Black & Decker Inc.	28,610	4,963,549

Total Machinery		7,579,934

TOTAL INDUSTRIALS		20,084,590

INFORMATION TECHNOLOGY - 18.6%
Electronic Equipment, Instruments & Components - 1.2%
TE Connectivity Ltd.	31,760	3,823,904

IT Services - 0.3%
Paychex Inc.	9,560	834,779

Semiconductors & Semiconductor Equipment - 6.5%
ASML Holding NV, Registered Shares	3,040	1,623,846
Microchip Technology Inc.	10,690	1,455,016
NXP Semiconductors NV	27,070	4,343,923
QUALCOMM Inc.	60,150	9,400,242
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,370	1,017,122
Texas Instruments Inc.	14,350	2,377,652

Total Semiconductors & Semiconductor Equipment		20,217,801

Software - 5.8%
Microsoft Corp.	66,930	15,525,083
NortonLifeLock Inc.	51,530	1,085,737
Oracle Corp.	23,050	1,392,911

Total Software		18,003,731

Technology Hardware, Storage & Peripherals - 4.8%
Apple Inc.	112,080	14,790,077

TOTAL INFORMATION TECHNOLOGY		57,670,292

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	SHARES		VALUE
MATERIALS - 1.5%
Chemicals - 1.5%
Air Products & Chemicals Inc.	9,470		$2,526,217
Huntsman Corp.	77,500		2,047,550

TOTAL MATERIALS			4,573,767

REAL ESTATE - 6.3%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Alexandria Real Estate Equities Inc.	28,960		4,839,505
American Tower Corp.	10,990		2,498,686
Apartment Income REIT Corp.	45,088		1,748,062
Crown Castle International Corp.	12,549		1,998,554
Duke Realty Corp.	18,500		731,860
Equinix Inc.	4,250		3,144,830
Equity LifeStyle Properties Inc.	21,090		1,283,116
Prologis Inc.	14,690		1,516,008
SBA Communications Corp.	6,690		1,797,402

TOTAL REAL ESTATE			19,558,023

UTILITIES - 1.6%
Electric Utilities - 0.4%
NextEra Energy Inc.	16,520		1,335,973

Independent Power and Renewable Electricity Producers - 0.8%
NextEra Energy Partners LP	29,340		2,391,210

Multi-Utilities - 0.4%
Sempra Energy	10,420		1,289,579

TOTAL UTILITIES			5,016,762

TOTAL COMMON STOCKS (Cost - $101,055,141)			165,115,545

	SHARES/ UNITS
MASTER LIMITED PARTNERSHIPS - 21.2%
Diversified Energy Infrastructure - 7.9%
Energy Transfer LP	1,409,430		8,837,126
Enterprise Products Partners LP	569,270		11,516,332
Plains All American Pipeline LP	495,970		4,151,269

Total Diversified Energy Infrastructure			24,504,727

Gathering/Processing - 0.8%
Rattler Midstream LP	249,910		2,389,140

Global Infrastructure - 1.8%
Brookfield Renewable Partners LP	123,310	CAD	5,597,768

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY		SHARES/UNITS	VALUE
Liquids Transportation & Storage - 3.4%
Magellan Midstream Partners LP		193,060	$8,583,448
PBF Logistics LP		191,350	1,911,586

Total Liquids Transportation & Storage			10,495,034

Oil/Refined Products - 3.8%
CrossAmerica Partners LP		252,260	4,729,875
MPLX LP		160,480	3,708,693
Sunoco LP		109,980	3,440,174

Total Oil/Refined Products			11,878,742

Petrochemicals - 1.8%
Westlake Chemical Partners LP		236,559	5,634,835

Shipping - 1.7%
KNOT Offshore Partners LP		320,000	5,225,600

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $57,802,358)			65,725,846

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 18.6%
COMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
2020 Cash Mandatory Exchangeable Trust	5.250%	8,110	9,337,692

CONSUMER DISCRETIONARY - 2.9%
Auto Components - 1.4%
Aptiv PLC, Non Voting Shares	5.500%	27,670	4,301,301

Internet & Direct Marketing Retail - 1.5%
2020 Mandatory Exchangeable Trust	6.500%	2,107	4,784,772

TOTAL CONSUMER DISCRETIONARY			9,086,073

FINANCIALS - 2.5%
Capital Markets - 2.5%
KKR & Co. Inc., Non Voting Shares	6.000%	131,300	7,637,721

HEALTH CARE - 2.2%
Health Care Equipment & Supplies - 2.2%
Becton Dickinson and Co., Non Voting Shares	6.000%	27,190	1,530,253
Boston Scientific Corp., Non Voting Shares	5.500%	2,934	320,569
Danaher Corp., Non Voting Shares	4.750%	3,090	5,006,727

TOTAL HEALTH CARE			6,857,549

INFORMATION TECHNOLOGY - 5.8%
Semiconductors & Semiconductor Equipment - 5.8%
Broadcom Inc., Non Voting Shares	8.000%	12,194	17,909,937

UTILITIES - 2.2%
Electric Utilities - 1.5%
NextEra Energy Inc.	6.219%	88,590	4,714,760

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE		SHARES	VALUE
Multi-Utilities - 0.7%
DTE Energy Co.	6.250%		45,450	$2,107,971

TOTAL UTILITIES				6,822,731

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $43,490,947)				57,651,703

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 3.1%
CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Royal Caribbean Cruises Ltd., Senior Notes	4.250%	6/15/23	$1,305,000	1,591,583	(a)

HEALTH CARE - 0.6%
Biotechnology - 0.6%
Bridgebio Pharma Inc., Senior Notes	2.250%	2/1/29	2,040,000	1,981,425	(a)

INDUSTRIALS - 1.3%
Airlines - 1.3%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	3,114,000	4,200,163

INFORMATION TECHNOLOGY - 0.7%
Software - 0.7%
fuboTV Inc., Senior Notes	3.250%	2/15/26	2,040,000	2,040,000	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $8,819,155)				9,813,171

			SHARES
INVESTMENTS IN UNDERLYING FUNDS - 2.7%
Ares Capital Corp.			80,680	1,395,764	(b)
Barings BDC Inc.			226,900	2,003,527	(b)
TriplePoint Venture Growth BDC Corp.			381,342	5,106,170	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $8,102,064)				8,505,461

	RATE
PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
Qurate Retail Inc. (Cost - $2,425,009)	8.000%		23,000	2,301,380

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $221,694,674)				309,113,106

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2021

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.4%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	863,880	$863,880
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	215,970	215,970	(c)

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,079,850)			1,079,850

TOTAL INVESTMENTS - 99.9% (Cost - $222,774,524)			310,192,956
Other Assets in Excess of Liabilities - 0.1%			355,414

TOTAL NET ASSETS - 100.0%			$310,548,370

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security is a business development company.

(c)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2021, the total market value of investments in Affiliated Companies was $215,970 and the cost was $215,970 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

CAD	— Canadian Dollar

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$165,115,545	—	—	$165,115,545
Master Limited Partnerships	65,725,846	—	—	65,725,846
Convertible Preferred Stocks:
Communication Services	—	$9,337,692	—	9,337,692
Consumer Discretionary	4,301,301	4,784,772	—	9,086,073
Other Convertible Preferred Stocks	39,227,938	—	—	39,227,938
Convertible Bonds & Notes	—	9,813,171	—	9,813,171
Investments in Underlying Funds	8,505,461	—	—	8,505,461
Preferred Stocks	2,301,380	—	—	2,301,380

Total Long-Term Investments	285,177,471	23,935,635	—	309,113,106

Short-Term Investments†	1,079,850	—	—	1,079,850

Total Investments	$286,257,321	$23,935,635	—	$310,192,956

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2021. The following transactions were effected in such company for the period ended January 31, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$791,974	$2,677,306	2,677,306	$3,253,310	3,253,310

Notes to Schedule of Investments (unaudited) (continued)

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$9	—	$215,970